Assets Held for Sale 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2016	Sep. 29, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Unclassified Balance Sheet Disclosures [Abstract]
Accounts receivable	$ 0			$ 2,222
Other current assets	0	$ 71,761	$ 79,459	408
Property, plant and equipment	0			23,533
Goodwill	0			5,000
Intangible assets	0			784
Other assets	0			1,310
Total assets held for sale	0			33,257
Accounts payable and accrued expenses	0			(654)
Accrued property, plant and equipment	0			(816)
Other current liabilities	0			(435)
Other liabilities	0			(1,630)
Total liabilities held for sale	$ 0			$ (3,535)